Statement of Stockholders' Equity (Unaudited) (USD $)	Common Stock	Additional Paid-in Capital	Deficit Accumulated during Development Stage	Total
Balance at Nov. 28, 2011
Balance (in shares) at Nov. 28, 2011
Founders' shares, issued for services	1,500			1,500
Founders' shares, issued for services (in shares)	1,500
Net loss for the period			(2,100)	(2,100)
Balance at Dec. 31, 2011	1,500		(2,100)	(600)
Balance (in shares) at Dec. 31, 2011	1,500			9,099
Net loss for the period			9,699	9,699
Balance at Jun. 30, 2012	$ 1,500		$ 7,599	$ 9,099
Balance (in shares) at Jun. 30, 2012	1,500